Ordinary Shares (Details) - USD ($)																			1 Months Ended	6 Months Ended
		Sep. 29, 2026	Sep. 08, 2026	Jul. 08, 2026	May 20, 2026	Apr. 09, 2026	Mar. 02, 2026	Jan. 08, 2026	Sep. 08, 2025	Aug. 07, 2025	May 27, 2025	Jan. 02, 2025	Sep. 11, 2024	Sep. 29, 2023	May 05, 2023	May 04, 2023	Nov. 01, 2022	Oct. 31, 2022	Sep. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Nov. 17, 2025	Aug. 26, 2025	Aug. 15, 2025	Dec. 31, 2024	Dec. 31, 2023
Ordinary Shares [Line Items]
Net proceeds									$ 1,981,382
Conversion amount					$ 110,000	$ 50,000
Conversion of shares										14,295,000
Service term							10 years	10 years
Reverse share split							240-to-1	240-to-1
Subsequent Event [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized				56,000,000
Common stock par value per share				$ 0.00001
Shares divided				120,000,000,000
Subsequent Event [Member] | Minimum [Member]
Ordinary Shares [Line Items]
Authorized share capital				$ 50,000
Subsequent Event [Member] | Maximum [Member]
Ordinary Shares [Line Items]
Authorized share capital				$ 1,200,000
August 2025 Convertible Notes SPA [Member]
Ordinary Shares [Line Items]
Convertible shares					98,179	903,179
Conversion price					$ 1.1204	$ 0.05536
Conversion of shares					98,179	30,106
Reverse share split					240-to-1	240-to-1
Investment in Tongxin Innovation Limited [Member]
Ordinary Shares [Line Items]
Equity interest																								30.00%
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized																				5,000,000,000
Common stock par value per share																				$ 0.00001						$ 0.00001
Ordinary shares, shares issued																				410,205,000					516,364,286
Ordinary Shares [Member] | Subsequent Event [Member]
Ordinary Shares [Line Items]
Common stock par value per share				$ 0.00001
Ordinary shares, shares issued			20,000,000
Authorized share capital				$ 1,200,000
Securities Purchase Agreement [Member]
Ordinary Shares [Line Items]
Aggregate gross proceeds			$ 8,000,000
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Ordinary Shares [Line Items]
Aggregate gross proceeds		$ 15,000,000
Shareholders [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued																										501,964,286
Choon How Liew [Member]
Ordinary Shares [Line Items]
Shares issued														446,429
Cash consideration														$ 250,000
Vijai Dharamdas Parwani [Member]
Ordinary Shares [Line Items]
Shares issued														357,143
Cash consideration														$ 200,000
Wong Yee Fune [Member]
Ordinary Shares [Line Items]
Shares issued														267,857
Cash consideration														$ 150,000
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized	[1]																			96,000,000	96,000,000
Common stock par value per share	[1]																			$ 0.0024	$ 0.0024
Ordinary shares, shares issued	[1]																			208,333	208,333
Ordinary shares, shares outstanding	[1]																			208,333	208,333
Voting rights																				sixty
Number of ordinary shares																				1
Convertible shares																				1
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized				96,000,000
Common stock par value per share				$ 0.00001
Unissued shares				40,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Extraordinary General Meeting [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized				23,040,000,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized																				1,000,000,000
Ordinary shares, shares issued																				208,333					50,000,000	50,000,000
Ordinary shares, shares outstanding																									50,000,000	50,000,000
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized	[1]																			300,000,000	300,000,000
Common stock par value per share	[1]																			$ 0.0024	$ 0.0024
Ordinary shares, shares issued	[1]																			4,638,810	3,628,186
Ordinary shares, shares outstanding	[1]																			4,638,810	3,628,186
Voting rights																				one
Number of ordinary shares																				1
Offering shares												99,000,000
Issued aggregate shares							211,760,650	211,760,650			137,500,000	137,500,000								211,760,650
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized				300,000,000
Aggregate gross proceeds																			$ 23,000,000
Class B Ordinary Shares [Member] | Subsequent Event [Member] | Extraordinary General Meeting [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized				72,000,000,000
Class B Ordinary Shares [Member] | Convertible Promissory Note [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued																						27,936,500
Class B Ordinary Shares [Member] | Investment in Tongxin Innovation Limited [Member]
Ordinary Shares [Line Items]
Equity interest																							30.00%
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized																				4,000,000,000
Ordinary shares, shares issued																				4,638,810					466,364,286	451,964,286
Ordinary shares, shares outstanding																									466,364,286	451,964,286
Class B Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Ordinary Shares [Line Items]
Share price			$ 0.4
Class B Ordinary Shares [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Ordinary Shares [Line Items]
Common stock par value per share																			$ 0.0024
Share price		$ 0.5
Class B Ordinary Shares [Member] | Share Agreement [Member]
Ordinary Shares [Line Items]
Issued aggregate shares							882,339	882,339
Class B Ordinary Shares [Member] | Soon Tai Lee [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued																	45,000,000	45,000,000
Cash consideration																	$ 3,000,000	$ 3,000,000
Class B Ordinary Shares [Member] | Soon Huat Lim [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued															5,000,000	5,000,000	30,000,000	30,000,000
Cash consideration															$ 1,000,000	$ 1,000,000	$ 2,000,000	$ 2,000,000
Class B Ordinary Shares [Member] | Yat Hong Lo [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued															20,000,000	20,000,000
Cash consideration															$ 4,000,000	$ 4,000,000
Class B Ordinary Shares [Member] | Broad Fund Management [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued														892,857
Cash consideration														$ 500,000
Class B Ordinary Shares [Member] | Choon How Liew [Member]
Ordinary Shares [Line Items]
Shares issued														446,429
Cash consideration														$ 250,000
Class B Ordinary Shares [Member] | Vijai Dharamdas Parwani [Member]
Ordinary Shares [Line Items]
Shares issued														357,143
Cash consideration														$ 200,000
Class B Ordinary Shares [Member] | Wong Yee Fune [Member]
Ordinary Shares [Line Items]
Shares issued														267,857
Cash consideration														$ 150,000
Class B Ordinary Shares [Member] | Investment in Tongxin Innovation Limited [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued																							104,000,000
Class B Ordinary Shares [Member] | ADS [Member] | Securities Purchase Agreement [Member]
Ordinary Shares [Line Items]
Share price									$ 0.14
ADS [Member]
Ordinary Shares [Line Items]
Issued aggregate shares									18,575,714
ADS [Member] | Securities Purchase Agreement [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued									148,605,714
Aggregate gross proceeds									$ 2,600,600
Class C Ordinary Shares [Member] | Subsequent Event [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized				48,000,000
Unissued shares				20,000,000
Class C Ordinary Shares [Member] | Subsequent Event [Member] | Extraordinary General Meeting [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized				11,520,000,000
Authorized Share Capital [Member] | Subsequent Event [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized				20,000,000
Common stock par value per share				$ 0.0024
Shares divided				500,000,000
Blank Shares [Member] | Subsequent Event [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized				40,000,000
Blank Shares [Member] | Subsequent Event [Member] | Extraordinary General Meeting [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized				13,440,000,000
IPO [Member]
Ordinary Shares [Line Items]
Net proceed													$ 5,600,000
IPO [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Offering shares													14,400,000
IPO [Member] | ADS [Member]
Ordinary Shares [Line Items]
Offering shares													1,800,000
Share price													$ 5
Offering size													$ 9,000,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation (Note 16).